Related party transactions	9 Months Ended
Sep. 30, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
Following the Group’s IPO on October 5, 2021 the Group has no related parties other than joint ventures in accordance with the IAS 24 definition who are not key management personnel of the Group (whose remuneration is disclosed annually), and as such there are no disclosable related party transactions during either the nine months ended September 30, 2024 or 2023.

See note 12 for details of the Group’s transactions with joint ventures during the nine months ended September 30, 2024 and 2023.